DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 10, 2022	Feb. 17, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt (gross)	$ 1,144,488			$ 632,418
Deferred finance charges	(6,186)			(1,595)
Total debt	1,138,302			630,823
Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	103,470
Deferred finance charges	0
Total debt	103,470
CoolCo
Debt Instrument [Line Items]
Total debt (gross)	1,041,018			0
Deferred finance charges	(6,186)
Total debt	1,034,832
Line of credit
Debt Instrument [Line Items]
Subtotal (excluding lessor VIE loans)	1,041,018			54,708
Debt instrument, face amount	1,125,000
Line of credit | Senior Secured Sustainability Term Loan | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 570,000
Line of credit | Senior Secured Sustainability Term Loan | CoolCo
Debt Instrument [Line Items]
Total debt (gross)	540,388			0
Line of credit | Term Loan | CoolCo
Debt Instrument [Line Items]
Total debt (gross)	500,630			0
Line of credit | Golar Frost Facility
Debt Instrument [Line Items]
Subtotal (excluding lessor VIE loans)	0			54,708
Line of credit | Golar Kelvin Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	74,400			99,537
Line of credit | Golar Ice Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	29,070			54,947
Line of credit | Golar Glacier Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	0			82,816
Line of credit | Golar Snow Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	0			81,970
Line of credit | Golar Seal Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	0			78,540
Line of credit | Golar Crystal Facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	0			75,094
Line of credit | Golar Bear facility | Variable interest entity
Debt Instrument [Line Items]
Total debt (gross)	$ 0			$ 104,806
Line of credit | Term Loan Facility | Secured debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 520,000